Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 670,356	$ 670,153	$ 676,860
Accumulated amortization	(258,195)	(245,813)	(197,518)
Total	412,161	424,340	479,342
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross carrying amount	813,256	815,127	872,134
Accumulated amortization	(258,195)	(245,813)	(197,518)
Total	555,061	569,314	674,616
Trade names
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names	142,900	144,974	195,274
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	112,436	112,436	112,715
Accumulated amortization	(39,139)	(37,392)	(30,675)
Total	73,297	75,044	82,040
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization	(39,139)	(37,392)	(30,675)
Patented technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	37,220	36,957	36,207
Accumulated amortization	(19,590)	(18,818)	(15,897)
Total	17,630	18,139	20,310
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization	(19,590)	(18,818)	(15,897)
Customer relationships and other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	520,700	520,760	527,938
Accumulated amortization	(199,466)	(189,603)	(150,946)
Total	321,234	331,157	376,992
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated amortization	$ (199,466)	$ (189,603)	$ (150,946)